Consolidated Statements of Loss $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 $ / shares
Profit or loss [abstract]
Revenue	$ 986,847		$ 935,753
Expenses:
Operating	698,144		583,420
General and administrative	95,931		70,869
Restructuring	0		18,061
Earnings before income taxes, gain on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, impairment of goodwill, reversal of impairment of property, plant and equipment, loss on asset decommissioning, gain on asset disposals and depreciation and amortization	192,772		263,403
Depreciation and amortization	282,326		316,322
Gain on asset disposals	(8,516)		(11,931)
Foreign exchange	393		4,542
Finance charges	91,431		107,468
Loss on investments and other assets	400		0
Loss (gain) on redemption and repurchase of unsecured senior notes	9,520		(43,814)
Loss before income taxes	(182,782)		(109,184)
Income taxes:
Current	3,203		5,290
Deferred	(8,599)		5,664
Income taxes	(5,396)		10,954
Net earnings (loss)	$ (177,386)		$ (120,138)
Net loss per share:
Basic | $ / shares		$ (13.32)		$ (8.76)
Diluted | $ / shares		$ (13.32)		$ (8.76)